SCHEDULE OF STOCK BASED COMPENSATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total	$ (43)	$ 103
Research and Development Expense [Member]
Total	(40)	74
Selling and Marketing Expense [Member]
Total	(6)	(2)
General and Administrative Expense [Member]
Total	$ 3	$ 31